Goodwill (Details) $ in Thousands	18 Months Ended
Jun. 30, 2020 USD ($)
Goodwill
Goodwill	$ 48,496
Goodwill arising from acquisitions	17,214
Goodwill	65,710
Marketing Solutions
Goodwill
Goodwill	48,496
Goodwill arising from acquisitions	1,125
Goodwill	49,621
Enterprise Solutions
Goodwill
Goodwill arising from acquisitions	16,089
Goodwill	$ 16,089